Other Intangible Assets - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Technology | Bottom of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Technology | Top of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Software | Bottom of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Software | Top of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Others | Bottom of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Others | Top of range
Statement [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years